STOCK OPTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2016	Aug. 31, 2015	Feb. 29, 2016
Stock based compensation expense			$ 362,326	$ 492,359	$ 585,739
Option [Member]
Stock based compensation expense	$ 243,240	$ 183,233	348,076	252,168
Unrecognized compensation expense, expected to vest	611,000		$ 611,000
Period for compensation expense recognition			1 year 3 months 18 days
General and Administrative Expense [Member]
Stock based compensation expense	200,032	159,002	$ 287,860	227,937
Research and Development Expense [Member]
Stock based compensation expense	$ 43,208	$ 24,231	$ 60,416	$ 24,231